Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

22. Related Party Transactions

Details of advertising service revenue from related parties for the years ended December 31, 2009, 2010 and 2011 for the Group is as follows:

		Year ended December 31,
Name of related parties	Director interested	2009	2010	2011
CTV Golden Bridge International Media Co., Ltd.	Daqing Qi	$277,749	$—	$—
Sina.com	Charles Cao	548,988	1,034,741	1,466,979
Sohu.com	Daqing Qi	438,536	738,947	—
China Vanke Co., Ltd.	Daqing Qi	459,376	465,998	909,109
Home-Inn	Neil Nanpeng Shen	89,076	—	—
Ctrip.com	Neil Nanpeng Shen	486,263	79,601	—
51.com	Neil Nanpeng Shen	—	22,993	—
Qihoo.com	Neil Nanpeng Shen	38,008	17,461	—
Giant Interactive Group Inc.	Jason Nanchun Jiang	368,242	385,720	13,911
StormNet Information Technology	David Zhang	—	2,569	—
Tea Care Group Ltd.	Fumin Zhuo	292,606	697,071	5,461
Fosun International Limited	Major Shareholder	—	—	4,613,446
Focus Technology Co., Ltd.	Fumin Zhuo	43,200	—	—
Joyyoung, Inc.	Ying Wu	—	—	13,313
Shen Yin Wan Guo Securities Co., Ltd.	Fumin Zhuo	—	—	5,661
Redbaby.com	Jason Nanchun Jiang	—	—	4,465,478
Tuan800.com	Jason Nanchun Jiang	—	—	468,410
Juewei Foods, Inc.	Jason Nanchun Jiang	—	—	544,106
Bona Film Group Ltd.	Daqing Qi	—	—	2,089,420

Total		$3,042,044	$3,445,101	$14,595,294

Details of advertising space leasing costs charged, net of rebates, to the Group by related parties for the years ended December 31, 2009, 2010 and 2011 were as follows:

		Year ended December 31,
Name of related parties	Director interested	2009	2010	2011
Sina.com	Charles Cao	$28,635,023	$11,655,724	$—
Sohu.com	Daqing Qi	17,208,874	8,047,723	—
Bona Film Group Ltd.	Daqing Qi	—	359,287	2,996,195
Ctrip.com	Neil Nanpeng Shen	146,356	130,251	—
51.com	Neil Nanpeng Shen	195,376	7,968	—
Qihoo.com	Neil Nanpeng Shen	109,564	—	—
StormNet Information Technology	David Zhang	21,928	27,266	—

Total		$46,317,121	$20,228,219	$2,996,195

Details of amounts due from related parties representing advertising services provided or advances paid for advertising space leased as of December 31, 2010 and 2011 are as follows:

		December 31
Name of related parties	Director interested	2010	2011
Sina.com	Charles Cao	89,897	—
Bona Film Group Ltd.	Daqing Qi	21,139	305,928
Tea Care Group Ltd.	Fumin Zhuo	345,297	61,803
China Vanke Co., Ltd.	Daqing Qi	13,041	160,013
Redbaby.com	Jason Nanchun Jiang	—	1,021,150
Juewei Foods, Inc.	Jason Nanchun Jiang	—	108,985
Fosun International Limited	Major Shareholder	—	166,557

Total		$469,374	$1,824,436

Details of amounts due to related parties representing trade payables for advertising services purchased or advances received for advertising services sold as of December 31, 2009 and 2010 are as follows:

		December 31,
Name of related parties	Director interested	2010	2011
Sina.com	Charles Cao	$1,811,950	$—
China Vanke Co., Ltd.	Daqing Qi	28,689	25,617
Arcom	David Zhang	7,550	—
Fosun International Limited	Major Shareholder	—	1,313,482
Bona Film Group Ltd.	Daqing Qi	—	755,712
Redbaby.com	Jason Nanchun Jiang	—	55,659
Juewei Foods, Inc.	Jason Nanchun Jiang	—	45,434

Total		$1,848,189	$2,195,904

Other related party transactions

Jimmy Yu resigned his directorship in September 2009. For the nine months ended September 30, 2009, office rentals paid to Multimedia Park Venture Capital, of which Mr. Yu was the CEO, amounted to $612,817.

In January 2010, certain Allyes employees and management and directors and certain members of the Group’s management and directors entered into a definitive agreement with the Group and Allyes to purchase an aggregate 38% interest in Allyes from the Group. In order to encourage Allyes Online management to invest (and thus remain with the business), Jason Jiang and Kit Low, who was already active with the Group and was in the process of being appointed its chief financial officer, offered to invest their own capital in Allyes under the same terms that the Group was offering to Allyes’ management. By making this offer, Messrs. Jiang and Low attempted to show their confidence in Allyes’ business, so that they could encourage the remaining Allyes team to invest, stay in their positions, and commit to Allyes’ success. Pursuant to the terms of the agreements, the purchasing Allyes and Group management members paid an aggregate $13.3 million for a 38% interest of Allyes. The Group performed a valuation of Allyes as of the closing date of the transaction and determined that the price paid to acquire the interest approximated fair value. The transaction was approved by all independent directors on the board. This transaction was part of initiatives the Group was taking to incentivize management to enhance the future business model of Allyes and thereby to seek long term sustainable growth for the Group and investors.

As described in Note 16, on November 18, 2009, the Company issued 75 million ordinary shares to Jason Nanchun Jiang for proceeds of $142,425,000.